Short-term loan (ADS Lending Arrangement) (Details) - 12 months ended Dec. 31, 2022 - ADR $ / shares in Units, ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($) $ / shares shares
Debt Instrument [Line Items]
Number of shares loaned | shares		4,230,776
Price of Loaned ADSs (in dollars per share) | $ / shares		$ 0.0003
ADS lending arrangement in connection with issuance of convertible senior notes	¥ 33,836	$ 5